Income Tax - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current income taxes	$ 92	$ 72
Deferred income taxes	7	(23)
Income taxes	$ 99	$ 49